Income Taxes (Details) - USD ($)	3 Months Ended	6 Months Ended		9 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Taxes (Details) [Line Items]
Effective tax rate	0.00%	0.00%	0.00%	0.00%
Net deferred tax asset valuation allowance	$ 0	$ 0
Excise tax liability	3,905,240	3,905,240
Franchise tax liability	8,428	8,428
Sales tax receivable	1,977	1,977
Accrued tax liability	$ 3,911,691	$ 3,911,691
Deferred tax assets valuation allowance	21.00%			21.00%
Deferred tax asset valuation allowance					$ 4,804,357	$ 642,736
Domestic Tax Jurisdiction [Member]
Income Taxes (Details) [Line Items]
Operating loss carryforwards					1,451,000	1,394,000
Foreign Tax Jurisdiction [Member]
Income Taxes (Details) [Line Items]
Operating loss carryforwards					258,000
State and Local Jurisdiction [Member]
Income Taxes (Details) [Line Items]
Operating loss carryforwards					1,022,000	1,019,000
Future [Member]
Income Taxes (Details) [Line Items]
Operating loss carryforwards					754,000
State and Local Tax Jurisdiction, Other [Member]
Income Taxes (Details) [Line Items]
Operating loss carryforwards						268,000
Research Tax Credit Carryforward [Member] | Domestic Tax Jurisdiction [Member]
Income Taxes (Details) [Line Items]
Credit carryforwards					$ 239,000	$ 44,000